COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 26, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases And Lease Payments for Capital Leases
Minimum future rental payments under these operating and capital leases as of December 26, 2014 are as follows (in thousands):

	Successor
Fiscal Year	Operating	Capital
2015	$33,755	$10
2016	28,583	—
2017	21,545	—
2018	14,653	—
2019	6,697	—
Thereafter	11,379	—
Total payments	$116,612	10
Less: Amount representing interest		—
Present value of minimum lease payments		10
Less: Current portion		(10)
Long term portion		$—

Schedule of Rent Expense
Rent expense under all operating leases was as follows (in thousands):

	Successor			Predecessor
	For the fiscal year ended		For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012
	December 26, 2014	December 27, 2013
Rent expense	$46,628	$44,890	$11,655	$25,541